Venezuela subsidiary operations (Tables)	12 Months Ended
Mar. 31, 2018
Schedule of impact of the devaluation of venezuelan currency on the financial statements [Abstract]
Schedule of impact of the devaluation of venezuelan currency on the financial statements [Table Text Block]
Tabulated below was the impact of the foregoing on the financial statements of the Company as at March 31, 2015 and 2016:

	Year ended
Particulars	March 31, 2015		March 31, 2016
Foreign exchange loss due to currency devaluation and translation of monetary assets and liabilities using SIMADI/DICOM rate recorded under finance expense	Rs.	843	Rs.	4,621
Impact of inventory write down and reversal of export incentives recorded under cost of revenues		-		341
Impairment of property, plant and equipment recorded under selling, general and administrative expenses		-		123
Total	Rs.	843	Rs.	5,085